Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.
FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,	December 31,
	2021	2022
Financial liabilities at fair value through profit or loss (FVTPL) - current
Derivative financial liabilities – K2HV warrants (a)	$223,352	$90,213

(a)
On July 12, 2021, the Company entered into a secured loan facility provided by K2 HealthVentures LLC (K2HV) with warrants, as detailed in Note 13 – “Loan and Security Agreement with K2 HealthVentures LLC”.